Schedule of Quarterly Financial Data (Parenthetical) (Detail) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010	Sep. 30, 2012 North American Retail And International Division	Dec. 29, 2012 North American Retail	Jun. 30, 2012 North American Retail
Quarterly Financial Data [Line Items]
Recovery of purchase price	$ 68,000,000			$ 68,314,000
Extinguishment of Debt	12,000,000			(12,110,000)
Fixed asset impairment				124,200,000	11,400,000	2,300,000		9,000,000	24,000,000
Asset impairment				138,540,000	11,427,000	51,295,000	88,000,000
Tax and related interest benefits from reversal of uncertain tax positions			99,000,000
Benefits from uncertain tax positions and valuation allowances		$ 24,000,000